CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash Divested from Deconsolidation	$ 93	$ 49,666	$ 0